Balance Sheet Components (Tables)	6 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of:

	As of
(in millions)	September 30, 2024	March 31, 2024
Research and development tax credit receivables	$107	$68
Prepayments	71	49
Other receivables	68	40
Total prepaid expenses and other current assets	$246	$157

Schedule of Accrued Compensation and Benefits and Share-based Compensation
Accrued compensation and benefits consist of:

	As of
(in millions)	September 30, 2024	March 31, 2024
Accrued bonus, commissions, and cash awards	$11	$190
Accrued vacation and sabbatical	84	83
Accrued salaries and fringe benefits	9	25
Total accrued compensation and benefits	$104	$298

Schedule of Other Current Liabilities
Other current liabilities consist of:

	As of
(in millions)	September 30, 2024	March 31, 2024
Employee related payroll taxes and payables (1)	$192	$674
Accrued expenses and fees	105	83
Electronic design automation liabilities	57	40
Trade payables (including payables to related parties of $12 and $7 as of September 30, 2024 and March 31, 2024, respectively)	34	26
Customer deposits	7	7
Finance lease liabilities	5	5
Total other current liabilities	$400	$835
(1)    Employee related payroll taxes and payables are primarily related to vested RSUs during the quarter and paid in the subsequent quarter.